UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 12/31/2025

Date of reporting period: 6/30/2025

Item 1. Reports to Stockholders.

(a)

Kensington Active Advantage Fund
Class A | KADAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Kensington Active Advantage Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/active-advantage-fund-overview. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$81	1.60%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$28,517,016
Number of Holdings	8
Portfolio Turnover	144%
Visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
Exchange Traded Funds	62.3%
Open-End Funds	37.4%
Cash & Other	0.3%

Top 10 Issuers	(%)
Manning & Napier High Yield Bond Series	37.4%
Invesco QQQ Trust Series 1	23.5%
Vanguard S&P 500 ETF	16.8%
iShares MSCI USA Min Vol Factor ETF	7.9%
BNY Mellon Global Infrastructure Income ETF	5.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
PIMCO Multi Sector Bond Active ETF	2.8%
John Hancock High Yield ETF	2.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Active Advantage Fund	PAGE 1	TSR-SAR-56167N381

Kensington Active Advantage Fund
Class C | KADCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Kensington Active Advantage Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/active-advantage-fund-overview. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$119	2.35%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$28,517,016
Number of Holdings	8
Portfolio Turnover	144%
Visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
Exchange Traded Funds	62.3%
Open-End Funds	37.4%
Cash & Other	0.3%

Top 10 Issuers	(%)
Manning & Napier High Yield Bond Series	37.4%
Invesco QQQ Trust Series 1	23.5%
Vanguard S&P 500 ETF	16.8%
iShares MSCI USA Min Vol Factor ETF	7.9%
BNY Mellon Global Infrastructure Income ETF	5.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
PIMCO Multi Sector Bond Active ETF	2.8%
John Hancock High Yield ETF	2.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Active Advantage Fund	PAGE 1	TSR-SAR-56167N373

Kensington Active Advantage Fund
Institutional Class | KADIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Kensington Active Advantage Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/active-advantage-fund-overview. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$69	1.35%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$28,517,016
Number of Holdings	8
Portfolio Turnover	144%
Visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
Exchange Traded Funds	62.3%
Open-End Funds	37.4%
Cash & Other	0.3%

Top 10 Issuers	(%)
Manning & Napier High Yield Bond Series	37.4%
Invesco QQQ Trust Series 1	23.5%
Vanguard S&P 500 ETF	16.8%
iShares MSCI USA Min Vol Factor ETF	7.9%
BNY Mellon Global Infrastructure Income ETF	5.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
PIMCO Multi Sector Bond Active ETF	2.8%
John Hancock High Yield ETF	2.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Active Advantage Fund	PAGE 1	TSR-SAR-56167N399

Kensington Managed Income Fund
Class A | KAMAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/managed-income-fund-overview. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$80	1.60%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$776,180,139
Number of Holdings	15
Portfolio Turnover	123%
Visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
Exchange Traded Funds	50.3%
Open-End Funds	50.3%
Investments Purchased with Proceeds from Securities Lending	15.7%
Cash & Other	-16.3%

Top 10 Issuers	(%)
American High-Income Trust	19.7%
iShares Broad USD High Yield Corporate Bond ETF	18.3%
Mount Vernon Liquid Assets Portfolio, LLC	15.7%
SPDR Portfolio High Yield Bond ETF	10.2%
Xtrackers USD High Yield Corporate Bond ETF	9.0%
Manning & Napier High Yield Bond Series	8.6%
Fidelity Capital & Income Fund	6.8%
BlackRock High Yield Portfolio	6.6%
VanEck Fallen Angel High Yield Bond ETF	5.1%
PIMCO Multi Sector Bond Active ETF	5.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Managed Income Fund	PAGE 1	TSR-SAR-56167N332

Kensington Managed Income Fund
Class C | KAMCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/managed-income-fund-overview. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$117	2.35%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$776,180,139
Number of Holdings	15
Portfolio Turnover	123%
Visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
Exchange Traded Funds	50.3%
Open-End Funds	50.3%
Investments Purchased with Proceeds from Securities Lending	15.7%
Cash & Other	-16.3%

Top 10 Issuers	(%)
American High-Income Trust	19.7%
iShares Broad USD High Yield Corporate Bond ETF	18.3%
Mount Vernon Liquid Assets Portfolio, LLC	15.7%
SPDR Portfolio High Yield Bond ETF	10.2%
Xtrackers USD High Yield Corporate Bond ETF	9.0%
Manning & Napier High Yield Bond Series	8.6%
Fidelity Capital & Income Fund	6.8%
BlackRock High Yield Portfolio	6.6%
VanEck Fallen Angel High Yield Bond ETF	5.1%
PIMCO Multi Sector Bond Active ETF	5.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Managed Income Fund	PAGE 1	TSR-SAR-56167N316

Kensington Managed Income Fund
Institutional Class | KAMIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/managed-income-fund-overview. You can also request this information by contacting us at 866-303-8623.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$68	1.35%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$776,180,139
Number of Holdings	15
Portfolio Turnover	123%
Visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
Exchange Traded Funds	50.3%
Open-End Funds	50.3%
Investments Purchased with Proceeds from Securities Lending	15.7%
Cash & Other	-16.3%

Top 10 Issuers	(%)
American High-Income Trust	19.7%
iShares Broad USD High Yield Corporate Bond ETF	18.3%
Mount Vernon Liquid Assets Portfolio, LLC	15.7%
SPDR Portfolio High Yield Bond ETF	10.2%
Xtrackers USD High Yield Corporate Bond ETF	9.0%
Manning & Napier High Yield Bond Series	8.6%
Fidelity Capital & Income Fund	6.8%
BlackRock High Yield Portfolio	6.6%
VanEck Fallen Angel High Yield Bond ETF	5.1%
PIMCO Multi Sector Bond Active ETF	5.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview.
Kensington Managed Income Fund	PAGE 1	TSR-SAR-56167N324

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Managed Income Fund	PAGE 2	TSR-SAR-56167N324

Kensington Dynamic Allocation Fund
Class A | KAGAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Kensington Dynamic Allocation Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview. You can also request this information by contacting us at 866-303-8623.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$91	1.63%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$936,742,912
Number of Holdings	17
Portfolio Turnover	330%
Visit https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
Exchange Traded Funds	77.0%
Investments Purchased with Proceeds from Securities Lending	7.4%
Futures Contracts	1.1%
Cash & Other	14.5%

Top 10 Issuers	(%)
Invesco QQQ Trust Series 1	20.5%
Vanguard S&P 500 ETF	14.7%
Vanguard Mega Cap Growth ETF	10.2%
iShares Russell 1000 Growth ETF	10.2%
Vanguard Growth ETF	10.2%
Mount Vernon Liquid Assets Portfolio, LLC	7.4%
VanEck IG Floating Rate ETF	2.6%
Goldman Sachs Ultra Short Bond ETF	2.5%
Janus Henderson Short Duration Income ETF	1.8%
iShares Floating Rate Bond ETF	1.6%
Fund Name Change:
Effective April 30, 2025, the Fund’s name changed from Kensington Dynamic Growth Fund to Kensington Dynamic Allocation Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview.
Kensington Dynamic Allocation Fund	PAGE 1	TSR-SAR-56167N290

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Dynamic Allocation Fund	PAGE 2	TSR-SAR-56167N290

Kensington Dynamic Allocation Fund
Class C | KAGCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Kensington Dynamic Allocation Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview. You can also request this information by contacting us at 866-303-8623.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$132	2.38%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$936,742,912
Number of Holdings	17
Portfolio Turnover	330%
Visit https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
Exchange Traded Funds	77.0%
Investments Purchased with Proceeds from Securities Lending	7.4%
Futures Contracts	1.1%
Cash & Other	14.5%

Top 10 Issuers	(%)
Invesco QQQ Trust Series 1	20.5%
Vanguard S&P 500 ETF	14.7%
Vanguard Mega Cap Growth ETF	10.2%
iShares Russell 1000 Growth ETF	10.2%
Vanguard Growth ETF	10.2%
Mount Vernon Liquid Assets Portfolio, LLC	7.4%
VanEck IG Floating Rate ETF	2.6%
Goldman Sachs Ultra Short Bond ETF	2.5%
Janus Henderson Short Duration Income ETF	1.8%
iShares Floating Rate Bond ETF	1.6%
Fund Name Change:
Effective April 30, 2025, the Fund’s name changed from Kensington Dynamic Growth Fund to Kensington Dynamic Allocation Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview.
Kensington Dynamic Allocation Fund	PAGE 1	TSR-SAR-56167N282

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Dynamic Allocation Fund	PAGE 2	TSR-SAR-56167N282

Kensington Dynamic Allocation Fund
Institutional Class | KAGIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Kensington Dynamic Allocation Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview. You can also request this information by contacting us at 866-303-8623.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$77	1.38%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$936,742,912
Number of Holdings	17
Portfolio Turnover	330%
Visit https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
Exchange Traded Funds	77.0%
Investments Purchased with Proceeds from Securities Lending	7.4%
Futures Contracts	1.1%
Cash & Other	14.5%

Top 10 Issuers	(%)
Invesco QQQ Trust Series 1	20.5%
Vanguard S&P 500 ETF	14.7%
Vanguard Mega Cap Growth ETF	10.2%
iShares Russell 1000 Growth ETF	10.2%
Vanguard Growth ETF	10.2%
Mount Vernon Liquid Assets Portfolio, LLC	7.4%
VanEck IG Floating Rate ETF	2.6%
Goldman Sachs Ultra Short Bond ETF	2.5%
Janus Henderson Short Duration Income ETF	1.8%
iShares Floating Rate Bond ETF	1.6%
Fund Name Change:
Effective April 30, 2025, the Fund’s name changed from Kensington Dynamic Growth Fund to Kensington Dynamic Allocation Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview.
Kensington Dynamic Allocation Fund	PAGE 1	TSR-SAR-56167N274

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Dynamic Allocation Fund	PAGE 2	TSR-SAR-56167N274

Kensington Defender Fund
Institutional Class | DFNDX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Kensington Defender Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/defender-fund-overview. You can also request this information by contacting us at 866-303-8623.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$76	1.49%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$73,200,953
Number of Holdings	19
Portfolio Turnover	194%
Visit https://www.kensingtonassetmanagement.com/defender-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
Exchange Traded Funds	71.3%
Investments Purchased with Proceeds from Securities Lending	23.4%
Private Funds	8.2%
Purchased Options	0.6%
Written Options	-0.4%
Cash & Other	-3.1%

Top 10 Issuers	(%)
Vanguard S&P 500 ETF	25.4%
Mount Vernon Liquid Assets Portfolio, LLC	23.4%
iShares 7-10 Year Treasury Bond ETF	19.2%
Galaxy Plus Fund SPC - Cane Kensington Opportunity Offshore Feeder Fund (546) Segregated Portfolio	8.2%
Invesco QQQ Trust Series 1	5.5%
SPDR Portfolio Emerging Markets ETF	5.4%
Franklin FTSE Japan ETF	5.3%
Vanguard FTSE Europe ETF	5.3%
abrdn Physical Gold Shares ETF	5.2%
S&P 500 Index	0.2%
MANAGED DISTRIBUTIONS
The Fund’s distribution policy allocates a set 4% per annum of the Fund’s net asset value to shareholders, payable on a monthly basis. As of the period ended June 30, 2025, approximately 22% of the Fund’s distributions were considered net investment income and the remaining approximate 78% of the distributions were considered return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/defender-fund-overview.
Kensington Defender Fund	PAGE 1	TSR-SAR-56167N233

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Defender Fund	PAGE 2	TSR-SAR-56167N233

Kensington Hedged Premium Income ETF
KHPI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Kensington Hedged Premium Income ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/etfs-khpi. You can also request this information by contacting us at 866-303-8623.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kensington Hedged Premium Income ETF	$48	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$147,630,088
Number of Holdings	5
Portfolio Turnover	5%
Visit https://www.kensingtonassetmanagement.com/etfs-khpi for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
Exchange Traded Funds	100.0%
Purchased Options	2.7%
Written Options	-4.5%
Cash & Other	1.8%

Top 10 Issuers	(%)
Vanguard S&P 500 ETF	100.0%
S&P 500 Index	-1.8%
MANAGED DISTRIBUTIONS
The Fund’s distribution policy allocates a set 9% per annum of the Fund’s net asset value to shareholders, payable on a monthly basis. As of the period ended June 30, 2025, approximately 7% of the Fund’s distributions were considered net investment income and the remaining approximate 93% of the distributions were considered return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/etfs-khpi.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Hedged Premium Income ETF	PAGE 1	TSR-SAR-56167N183

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Kensington Funds
Kensington Active Advantage Fund
Kensington Managed Income Fund
Kensington Dynamic Allocation Fund
Kensington Defender Fund
Kensington Hedged Premium Income ETF
Core Financial Statements
June 30, 2025

Kensington Active Advantage Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 62.3%
BNY Mellon Global Infrastructure Income ETF	39,720	$1,560,202
Invesco QQQ Trust Series 1	12,180	6,718,975
iShares J.P. Morgan USD Emerging Markets Bond ETF	10,680	989,182
iShares MSCI USA Min Vol Factor ETF	23,980	2,251,003
John Hancock High Yield ETF	25,000	645,002
PIMCO Multi Sector Bond Active ETF	30,000	796,200
Vanguard S&P 500 ETF	8,450	4,799,853
TOTAL EXCHANGE TRADED FUNDS (Cost $16,023,375)		17,760,417
OPEN-END FUNDS - 37.4%
Manning & Napier High Yield Bond Series - Class Z(a)	1,100,720	10,676,980
TOTAL OPEN-END FUNDS (Cost $10,520,816)		10,676,980
TOTAL INVESTMENTS - 99.7% (Cost $26,544,191)		$28,437,397
Money Market Deposit Account - 0.3%(b)		89,745
Liabilities in Excess of Other Assets - (0.0)%(c)		(10,126)
TOTAL NET ASSETS - 100.0%		$28,517,016

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

Kensington Managed Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 50.3%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF	10,906	$423,371
iShares Broad USD High Yield Corporate Bond ETF(a)	3,795,450	142,367,329
Janus Henderson Securitized Income ETF(a)	375,115	19,738,551
PIMCO Multi Sector Bond Active ETF(a)	1,477,954	39,224,899
SPDR Portfolio High Yield Bond ETF(a)	3,323,020	79,087,876
VanEck Fallen Angel High Yield Bond ETF	1,363,870	39,934,114
Xtrackers USD High Yield Corporate Bond ETF	1,889,800	69,771,416
TOTAL EXCHANGE TRADED FUNDS (Cost $381,504,800)		390,547,556
OPEN-END FUNDS - 50.3%
American High-Income Trust – Class F-3	15,527,950	152,950,311
BlackRock High Yield Portfolio – Class K	7,112,376	51,137,980
Fidelity Capital & Income Fund	5,020,080	52,510,040
Manning & Napier High Yield Bond Series - Class Z	6,882,481	66,760,062
MassMutual High Yield Fund - Class I	2,520,944	20,520,485
Transamerica High Yield Bond - Class I	2,509,410	20,526,976
Victory Pioneer Strategic Income Fund - Class K	2,615,063	25,470,711
TOTAL OPEN-END FUNDS (Cost $380,703,456)		389,876,565
	Units
SHORT-TERM INVESTMENTS - 15.7%
Investments Purchased with Proceeds from Securities Lending - 15.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46%(b)	121,970,100	121,970,100
TOTAL SHORT-TERM INVESTMENTS (Cost $121,970,100)		121,970,100
TOTAL INVESTMENTS - 116.3% (Cost $884,178,356)		$902,394,221
Money Market Deposit Account - 0.0%(c)		56
Liabilities in Excess of Other Assets - (16.3)%		(126,214,138)
TOTAL NET ASSETS - 100.0%		$776,180,139

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $119,685,146.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

2

Kensington Dynamic Allocation Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 77.0%
AB Ultra Short Income ETF	199,059	$10,084,329
BNY Mellon Ultra Short Income ETF	135,703	6,768,866
Capital Group Ultra Short Income ETF	59,931	1,512,059
Goldman Sachs Ultra Short Bond ETF	470,405	23,785,559
Invesco QQQ Trust Series 1	347,330	191,601,121
iShares Floating Rate Bond ETF(a)	293,483	14,973,503
iShares Russell 1000 Growth ETF	224,830	95,458,321
Janus Henderson Short Duration Income ETF	348,807	17,161,304
JPMorgan Ultra-Short Income ETF	72,857	3,692,393
VanEck IG Floating Rate ETF(a)	947,498	24,161,199
Vanguard Growth ETF(a)	217,710	95,444,064
Vanguard Mega Cap Growth ETF(a)	261,800	95,863,306
Vanguard S&P 500 ETF(a)	242,610	137,809,758
Vanguard Ultra Short Bond ETF	69,090	3,445,173
TOTAL EXCHANGE TRADED FUNDS (Cost $638,087,433)		721,760,955
	Units
SHORT-TERM INVESTMENTS - 7.4%
Investments Purchased with Proceeds from Securities Lending - 7.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46%(b)	69,062,125	69,062,125
TOTAL SHORT-TERM INVESTMENTS (Cost $69,062,125)		69,062,125
TOTAL INVESTMENTS - 84.4% (Cost $707,149,558)		$790,823,080
Money Market Deposit Account - 15.9%(c)		148,539,899
Liabilities in Excess of Other Assets - (0.3)%		(2,620,067)
TOTAL NET ASSETS - 100.0%		$936,742,912

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $67,797,874.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

3

Kensington Dynamic Allocation Fund
Schedule of Futures Contracts
June 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Nasdaq 100 Index	327	09/19/2025	$149,721,855	$5,920,741
S&P 500 Index	434	09/19/2025	135,706,375	4,430,886
Net Unrealized Appreciation (Depreciation)				$10,351,627

The accompanying notes are an integral part of these financial statements.

4

Kensington Defender Fund
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 71.3%
abrdn Physical Gold Shares ETF(c)(h)		120,232	$3,792,118
Franklin FTSE Japan ETF(a)		120,172	3,863,530
Invesco QQQ Trust Series 1		7,371	4,066,138
iShares 7-10 Year Treasury Bond ETF(a)		146,875	14,066,219
SPDR Portfolio Emerging Markets ETF		93,373	3,990,762
Vanguard FTSE Europe ETF(a)		49,737	3,854,617
Vanguard S&P 500 ETF(b)		32,686	18,566,629
TOTAL EXCHANGE TRADED FUNDS (Cost $48,542,164)			52,200,013
PRIVATE FUNDS - 8.2%
Galaxy Plus Fund SPC - Cane Kensington Opportunity Offshore Feeder Fund (546) Segregated Portfolio(c)(h)(j)		6,033	5,977,240
TOTAL PRIVATE FUNDS (Cost $6,027,311)			5,977,240
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.6%(c)
Put Options - 0.6%
S&P 500 Index(d)(e)(i)
Expiration: 06/30/2025; Exercise Price: $6,060.00	$17,574,000	29	72
Expiration: 07/01/2025; Exercise Price: $6,060.00	18,180,000	30	975
Expiration: 07/07/2025; Exercise Price: $6,160.00	18,480,000	30	64,200
Expiration: 07/08/2025; Exercise Price: $6,160.00	17,864,000	29	72,471
Expiration: 09/19/2025; Exercise Price: $5,600.00	5,600,000	10	45,300
Expiration: 12/19/2025; Exercise Price: $5,600.00	5,600,000	10	103,900
Expiration: 03/20/2026; Exercise Price: $5,600.00	5,600,000	10	147,500
TOTAL PURCHASED OPTIONS (Cost $661,618)			434,418

	Units	Value
SHORT-TERM INVESTMENTS - 23.4%
Investments Purchased with Proceeds from Securities Lending - 23.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46%(f)	17,164,760	$17,164,760
TOTAL SHORT-TERM INVESTMENTS (Cost $17,164,760)		17,164,760
TOTAL INVESTMENTS - 103.5% (Cost $72,395,853)		$75,776,431
Money Market Deposit Account - 19.8%(g)		14,473,675
Liabilities in Excess of Other Assets - (23.3)%		(17,049,153)
TOTAL NET ASSETS - 100.0%		$73,200,953

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $16,827,947.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

(h)	Security is held via the Kensington Defender Offshore Fund.
(i)	Held in connection with written option contracts. See (Consolidated) Schedule of Written Options for further information.
(j)
Galaxy Plus Fund SPC - Cane Kensington Opportunity Offshore Feeder Fund (546) Segregated Portfolio’s (“Galaxy”) investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the submanager through an affiliated platform called Galaxy Plus Fund SPC (the “Platform”), which is a series fund for which each series invests in a separate master fund that is managed by a different sub-manager. The Platform identifies sub-managers that, in its judgment, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed-income markets is minimal. In implementing their strategies, the sub-managers selected by the platforms will have the discretion to invest and trade in a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers generally daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in certain limited circumstances.

The accompanying notes are an integral part of these financial statements.

5

Kensington Defender Fund
Schedule of Written Options
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.4)%
Put Options - (0.4)%
S&P 500 Index(a)(b)(c)
Expiration: 06/30/2025; Exercise Price: $6,120.00	$(17,748,000)	(29)	$(73)
Expiration: 07/01/2025; Exercise Price: $6,120.00	(18,360,000)	(30)	(3,225)
Expiration: 07/07/2025; Exercise Price: $6,220.00	(18,660,000)	(30)	(129,300)
Expiration: 07/08/2025; Exercise Price: $6,220.00	(18,038,000)	(29)	(137,634)
TOTAL WRITTEN OPTIONS (Premiums received $544,638)			$(270,232)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with purchased option contracts. See (Consolidated) Schedule of Investments for further information.
The accompanying notes are an integral part of these financial statements.

6

Kensington Hedged Premium Income ETF
Schedule of Investments
June 30, 2025 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 100.0%
Vanguard S&P 500 ETF(a)		259,904	$147,633,269
TOTAL EXCHANGE TRADED FUNDS (Cost $140,056,986)			147,633,269
	Notional Amount	Contracts
PURCHASED OPTIONS - 2.7%(b)
Call Options - 1.9%
S&P 500 Index, Expiration: 07/18/2025; Exercise Price: $6,146.88(c)(d)(f)	$150,159,790	242	2,778,245
Put Options - 0.8%
S&P 500 Index, Expiration: 09/19/2025; Exercise Price: $5,669.45(c)(d)(f)	132,200,690	242	1,248,127
TOTAL PURCHASED OPTIONS (Cost $3,455,343)			4,026,372
TOTAL INVESTMENTS - 102.7% (Cost $143,512,329)			$151,659,641
Money Market Deposit Account - 1.2%(e)			1,736,301
Liabilities in Excess of Other Assets - (3.9)%			(5,765,854)
TOTAL NET ASSETS - 100.0%			$147,630,088

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

(f)	Held in connection with written option contracts. See Schedule of Written Options for further options
The accompanying notes are an integral part of these financial statements.

7

Kensington Hedged Premium Income ETF
Schedule of Written Options
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.5)%
Call Options - (4.3)%
S&P 500 Index, Expiration: 07/18/2025; Exercise Price: $5,967.84(a)(b)(c)	$(150,159,790)	(242)	$(6,362,315)
Put Options - (0.2)%
S&P 500 Index, Expiration: 09/19/2025; Exercise Price: $4,774.27(a)(b)(c)	(115,537,334)	(242)	(284,331)
TOTAL WRITTEN OPTIONS (Premiums received $3,511,595)			$(6,646,646)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with purchased option contracts. See Schedule of Investments for further information.
The accompanying notes are an integral part of these financial statements.

8

Kensington Funds
Statements of Assets & Liabilities
June 30, 2025 (Unaudited)

	Kensington Active Advantage Fund	Kensington Managed Income Fund	Kensington Dynamic Allocation Fund	Kensington Defender Fund (Consolidated)	Kensington Hedged Premium Income ETF
ASSETS:
Unaffiliated investments, at fair value(3) (cost $26,544,191, $884,178,356, $707,149,558, $72,395,853 and $143,512,329, respectively)	$28,437,397	$902,394,221	$790,823,080	$75,776,431	$151,659,641
Cash & Cash Equivalents	89,745	56	150,123,394	14,473,675	4,274,511
Cash held as collateral for options	—	—	—	353,022	37,505
Cash held as collateral for futures contracts	—	—	100,000	—	—
Dividends & interest receivable	22,956	1,208,523	1,563,787	111,570	468,874
Receivable for investment securities sold	—	—	—	271,726	3,375,060
Receivable for capital shares sold	21,725	970,330	1,468,544	14,234	—
Prepaid expenses and other assets	8,841	16,455	64,280,296	3,865	—
Total assets	28,580,664	904,589,585	1,008,359,101	91,004,523	159,815,591
LIABILITIES:
Payable upon return of securities loaned (See Note 10)	—	121,970,100	69,062,125	17,164,760	—
Written option contracts, at value (premiums received $0, $0, $0, $544,638 and $3,511,595, respectively)	—	—	—	270,232	6,646,646
Bank Overdraft	—	2,959,173	—	137,956	—
Payable for investment securities purchased	—	—	1,921	132,889	—
Payable for capital shares redeemed	33,125	2,457,325	1,357,206	3,706	4,307,761
Payable for fund distributions	27	614	—	—	1,121,423
Payable to investment adviser, net	5,594	777,133	931,586	64,329	109,673
Payable for fund administration & accounting fees	3,496	65,909	83,449	9,082	—
Payable for compliance fees	1,262	1,237	1,313	1,161	—
Payable for custody fees	735	14,738	18,711	887	—
Payable for audit & tax fees	8,594	11,619	10,463	5,327	—
Payable for transfer agent fees & expenses	5,897	67,071	80,616	12,752	—
Payable for interest expense	—	1,844	22	—	—
Payable for legal fees	4,828	6,815	7,818	—	—
Accrued expenses	—	50,700	40,351	489	—
Accrued distribution fees	90	25,168	20,608	—	—
Total liabilities	63,648	128,409,446	71,616,189	17,803,570	12,185,503
Net Assets	$28,517,016	$776,180,139	$936,742,912	$73,200,953	$147,630,088

See Notes to Financial Statements.

9

Kensington Funds
Statements of Assets & Liabilities
June 30, 2025 (Unaudited)(Continued)

	Kensington Active Advantage Fund	Kensington Managed Income Fund	Kensington Dynamic Allocation Fund	Kensington Defender Fund (Consolidated)	Kensington Hedged Premium Income ETF
Net Assets Consist of:
Capital stock	$27,835,401	$872,609,981	$774,597,866	$70,527,649	$145,473,526
Total accumulated gain (loss)	681,615	(96,429,842)	162,145,046	2,673,304	2,156,562
Net Assets	$28,517,016	$776,180,139	$936,742,912	$73,200,953	$147,630,088
Includes loaned securities of:	$—	$119,685,146	$67,797,874	$16,827,947	$—
Institutional Class
Net assets	$28,313,278	$748,984,274	$901,835,809	$73,200,953	$147,630,088
Shares issued and outstanding(1)	2,694,598	77,609,137	66,761,650	7,125,883	5,840,000
Net asset value, redemption price and minimum offering price per share	$10.51	$9.65	$13.51	$10.27	$25.28
A Class
Net Assets	$173,386	$20,135,264	$26,455,947	$—	$—
Shares issued and outstanding(1)	16,529	2,090,790	1,976,114	—	—
Net asset value, redemption price and minimum offering price per share	$10.49	$9.63	$13.39	$—	$—
Maximum offering price per share(2)	$11.01	$10.11	$14.06	$—	$—
C Class
Net Assets	$30,352	$7,060,601	$8,451,156	$—	$—
Shares issued and outstanding(1)	2,909	740,862	645,985	—	—
Net asset value, redemption price and minimum offering price per share	$10.43	$9.53	$13.08	$—	$—

(1)	Unlimited shares authorized.
(2)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.75%.
(3)	Includes securities on loan with a value of $0, $119,685,146, $67,797,874, $16,827,947, and $0, respectively.
See Notes to Financial Statements.

10

Kensington Funds
Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)

	Kensington Active Advantage Fund	Kensington Managed Income Fund	Kensington Dynamic Allocation Fund	Kensington Defender Fund (Consolidated)	Kensington Hedged Premium Income ETF
INVESTMENT INCOME:
Dividend income from unaffiliated investments	$477,498	$23,015,811	$1,606,432	$568,940	$846,598
Interest income	96,895	1,943,686	9,746,904	222,681	35,306
Securities lending income	13,682	398,114	38,746	32,496	—
Total investment income	588,075	25,357,611	11,392,082	824,117	881,904
EXPENSES:
Advisory fees (See Note 5)	192,679	5,052,044	5,198,317	406,763	510,061
Registration fees	49,379	67,587	100,770	32,144	—
Transfer agent fees & expenses (See Note 5)	26,131	153,632	154,727	20,611	—
Fund administration & accounting fees (See Note 5)	14,993	179,773	188,167	22,525	—
Trustee fees	11,503	12,100	12,258	10,756	—
Audit & tax fees	10,475	9,924	11,018	15,362	—
Legal fees	5,557	7,714	7,941	8,172	—
Compliance fees (See Note 5)	4,009	3,982	4,059	3,905	—
Other fees	2,897	4,991	4,629	1,968	—
Custody fees (See Note 5)	2,507	39,134	40,635	3,127	—
Postage and printing fees	1,679	21,365	21,468	3,258	—
Insurance fees	1,267	3,697	4,783	1,240	—
Distribution fees (See Note 7):
A Class	247	27,193	31,122	—	—
C Class	142	37,027	38,820	—	—
Total expenses before interest expense, income taxes and recoupment/reimbursement	323,465	5,620,163	5,818,714	529,831	510,061
Interest expense (See Note 9)	359	4,107	—	—	—
Income Tax Expense	536	—	—	—	—
Total expenses before recoupment/reimbursement	324,360	5,624,270	5,818,714	529,831	510,061
Fee recoupment	—	—	4,513	—	—
Less: expense reimbursement by investment adviser	(114,982)	(99,736)	(14,578)	(44,970)	—
Net expenses	209,378	5,524,534	5,808,649	484,861	510,061
Net investment income	378,697	19,833,077	5,583,433	339,256	371,843

See Notes to Financial Statements.

11

Kensington Funds
Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)(Continued)

	Kensington Active Advantage Fund	Kensington Managed Income Fund	Kensington Dynamic Allocation Fund	Kensington Defender Fund (Consolidated)	Kensington Hedged Premium Income ETF
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Unaffiliated investments	$(295,646)	$(20,385,737)	$40,070,815	$976,962	$1,219,625
Futures	—	—	33,289,818	—	—
Purchased options	—	—	—	1,316,999	3,638,126
Written options	—	—	—	(1,843,595)	(2,598,193)
Net change in unrealized appreciation/depreciation of:
Unaffiliated investments	1,289,414	14,674,527	96,586,726	3,206,471	(2,919,709)
Futures	—	—	10,351,627	—	—
Purchased options	—	—	—	(308,884)	3,892,473
Written options	—	—	—	(435,089)	3,135,051
Net realized and unrealized gain (loss) on investments	993,768	(5,711,210)	180,298,986	2,912,864	6,367,373
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,372,465	$14,121,867	$185,882,419	$3,252,120	$6,739,216

See Notes to Financial Statements.

12

Kensington Funds
Statements of Changes in Net Assets

	Kensington Active Advantage Fund		Kensington Managed Income Fund
	For the Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	For the Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income	$378,697	$487,639	$19,833,077	$47,424,579
Net realized gain (loss) on unaffiliated investments	(295,646)	524,016	(20,385,737)	15,441,804
Net realized loss on affiliated investments	—	—	—	(1,205,794)
Net change in unrealized appreciation/depreciation of unaffiliated investments	1,289,414	(75,420)	14,674,527	(22,729,539)
Net change in unrealized appreciation/depreciation of affiliated investments	—	—	—	(1,100,440)
Net increase in net assets resulting from operations	1,372,465	936,235	14,121,867	37,830,610
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	4,304,045	29,094,486	131,174,156	429,015,350
Proceeds from reinvestment of distributions	299,709	434,674	11,055,236	31,067,015
Payments for shares redeemed	(11,098,033)	(5,904,345)	(210,685,776)	(402,829,174)
Increase (decrease) in net assets from Institutional Class transactions	(6,494,279)	23,624,815	(68,456,384)	57,253,191
A Class:
Proceeds from shares sold(1)	3,016	5,484	2,253,531	11,940,675
Proceeds from reinvestment of distributions	1,498	4,611	463,022	1,263,346
Payments for shares redeemed	(88,415)	(264,075)	(8,251,282)	(15,184,255)
Decrease in net assets from A Class transactions	(83,901)	(253,980)	(5,534,729)	(1,980,234)
C Class:
Proceeds from shares sold	1,186	—	29,117	607,008
Proceeds from reinvestment of distributions	172	402	108,299	357,460
Payments for shares redeemed(1)	—	(484,539)	(895,261)	(2,910,836)
Increase (decrease) in net assets from C Class transactions	1,358	(484,137)	(757,845)	(1,946,368)
Net increase (decrease) in net assets resulting from capital share transactions	(6,576,822)	22,886,698	(74,748,958)	53,326,589
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(317,247)	(459,538)	(18,805,690)	(46,482,850)
A Class	(1,790)	(6,867)	(481,993)	(1,328,461)
C Class	(186)	(413)	(142,616)	(383,852)
Total distributions to shareholders	(319,223)	(466,818)	(19,430,299)	(48,195,163)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,523,580)	23,356,115	(80,057,390)	42,962,036
NET ASSETS:
Beginning of period	34,040,596	10,684,481	856,237,529	813,275,493
End of period	$28,517,016	$34,040,596	$776,180,139	$856,237,529
TRANSACTIONS IN SHARES:
Institutional Class:
Shares sold	427,468	2,886,308	13,546,749	43,596,658
Shares issued to holders in reinvestment of dividends	29,358	43,208	1,146,306	3,173,337
Shares redeemed	(1,116,082)	(589,221)	(21,812,001)	(40,882,558)
Increase (decrease) in Institutional Class shares outstanding	(659,256)	2,340,295	(7,118,946)	5,887,437

See Notes to Financial Statements.

13

Kensington Funds
Statements of Changes in Net Assets(Continued)

	Kensington Active Advantage Fund		Kensington Managed Income Fund
	For the Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	For the Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
A Class:
Shares sold(1)	308	551	234,235	1,217,606
Shares issued to holders in reinvestment of dividends	147	460	48,114	129,324
Shares redeemed	(8,962)	(26,597)	(852,508)	(1,544,174)
Decrease in A Class shares outstanding	(8,507)	(25,586)	(570,159)	(197,244)
C Class:
Shares sold	117	—	3,054	62,475
Shares issued to holders in reinvestment of dividends	17	40	11,373	36,961
Shares redeemed(1)	—	(49,642)	(93,699)	(299,446)
Increase (decrease) in C Class shares outstanding	134	(49,602)	(79,272)	(200,010)
Net increase (decrease) in shares outstanding	(667,629)	2,265,107	(7,768,377)	5,490,183

(1)	Includes exchanges between share classes of the fund.
See Notes to Financial Statements.

14

Kensington Funds
Statements of Changes in Net Assets(Continued)

	Kensington Dynamic Allocation Fund		Kensington Defender Fund (Consolidated)
	For the Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	For the Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income	$5,583,433	$11,686,627	$339,256	$681,945
Net realized gain (loss) on:
Unaffiliated investments	40,070,815	94,711,993	976,962	807,456
Futures	33,289,818	2,039,180	—	—
Purchased options	—	—	1,316,999	(3,474,154)
Written options	—	—	(1,843,595)	5,080,786
Net change in unrealized appreciation/depreciation of:
Unaffiliated investments	96,586,726	(119,292,126)	3,206,471	(13,468)
Futures	10,351,627	(783,405)	—	—
Purchased options	—	—	(308,884)	78,536
Written options	—	—	(435,089)	147,101
Net increase (decrease) in net assets resulting from operations	185,882,419	(11,637,731)	3,252,120	3,308,202
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	137,435,339	554,877,997	22,826,333	43,378,194
Proceeds from reinvestment of distributions	4,540,220	58,677,676	1,289,777	3,890,152
Payments for shares redeemed	(257,665,259)	(837,881,772)	(16,193,268)	(27,973,187)
Increase (Decrease) in net assets from Institutional Class transactions	(115,689,700)	(224,326,099)	7,922,842	19,295,159
A Class:
Proceeds from shares sold(2)	3,529,881	13,633,934	—	—
Proceeds from reinvestment of distributions	121,189	1,865,038	—	—
Payments for shares redeemed	(8,210,173)	(24,419,256)	—	—
Decrease in net assets from A Class transactions	(4,559,103)	(8,920,284)	—	—
C Class:
Proceeds from shares sold	135,837	1,704,181	—	—
Proceeds from reinvestment of distributions	11,645	488,769	—	—
Payments for shares redeemed(2)	(1,793,961)	(9,631,306)	—	—
Decrease in net assets from C Class transactions	(1,646,479)	(7,438,356)	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(121,895,282)	(240,684,739)	7,922,842	19,295,159
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(4,869,310)	(64,367,387)	(504,857)	(3,956,841)
A Class	(123,465)	(1,901,187)	—	—
C Class	(15,168)	(604,428)	—	—
From return of capital	—	—	(814,972)	(31,582)
Total distributions to shareholders	(5,007,943)	(66,873,002)	(1,319,829)	(3,988,423)
TOTAL INCREASE (DECREASE) IN NET ASSETS	58,979,194	(319,195,472)	9,855,133	18,614,938
NET ASSETS:
Beginning of period	877,763,718	1,196,959,190	63,345,820	44,730,882
End of period	$936,742,912	$877,763,718	$73,200,953	$63,345,820

See Notes to Financial Statements.

15

Kensington Funds
Statements of Changes in Net Assets(Continued)

	Kensington Dynamic Allocation Fund		Kensington Defender Fund (Consolidated)
	For the Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	For the Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
TRANSACTIONS IN SHARES:
Institutional Class:
Shares sold	11,577,206	46,379,774	2,273,352	4,196,270
Shares issued to holders in reinvestment of dividends	385,612	5,255,272	128,049	380,273
Shares redeemed	(22,483,324)	(72,403,534)	(1,603,858)	(2,689,564)
Increase (Decrease) in Institutional Class shares outstanding	(10,520,506)	(20,768,488)	797,543	1,886,979
A Class:
Shares sold(1)	304,292	1,146,232	—	—
Shares issued to holders in reinvestment of dividends	10,517	168,845	—	—
Shares redeemed	(725,573)	(2,097,582)	—	—
Decrease in A Class shares outstanding	(410,764)	(782,505)	—	—
C Class:
Shares sold	11,679	144,752	—	—
Shares issued to holders in reinvestment of dividends	1,079	45,211	—	—
Shares redeemed(1)	(163,883)	(841,597)	—	—
Decrease in C Class shares outstanding	(151,125)	(651,634)	—	—
Net increase (decrease) in shares outstanding	(11,082,395)	(22,202,627)	797,543	1,886,979

(1)	Includes exchanges between share classes of the fund.
See Notes to Financial Statements.

16

Kensington Funds
Statements of Changes in Net Assets(Continued)

	Kensington Hedged Premium Income ETF
	For the Period Ended June 30, 2025 (Unaudited)	Since Inception(1) through December 31, 2024
OPERATIONS:
Net investment income	$371,843	$130,783
Net realized gain (loss) on:
Unaffiliated investments	1,219,625	77,903
Purchased options	3,638,126	(940,606)
Written options	(2,598,193)	697,423
Net change in unrealized appreciation/depreciation of:
Unaffiliated investments	(2,919,709)	593,922
Futures	—	—
Purchased options	3,892,473	(211,444)
Written options	3,135,051	521,968
Net increase in net assets resulting from operations	6,739,216	869,949
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	92,672,187	72,332,675
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	(15,669,033)	(2,970,120)
Increase in net assets from Institutional Class transactions	77,003,154	69,362,555
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(651,860)	(198,825)
From return of capital	(4,502,853)	(991,248)
Total distributions to shareholders	(5,154,713)	(1,190,073)
TOTAL INCREASE IN NET ASSETS	78,587,657	69,042,431
NET ASSETS:
Beginning of period	69,042,431	—
End of period	$147,630,088	$69,042,431
TRANSACTIONS IN SHARES:
Institutional Class:
Shares sold	3,730,000	2,860,000
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(630,000)	(120,000)
Increase in Institutional Class shares outstanding	3,100,000	2,740,000

(1)	September 4, 2024.
See Notes to Financial Statements.

17

Kensington Active Advantage Fund
Financial Highlights
Institutional Class

	For the Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,		Since Inception(1) through December 31, 2022
		2024	2023
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$10.07	$9.57	$9.23	$10.00
INVESTMENT OPERATIONS:
Net investment income(3)	0.14	0.31(7)	0.22	0.04
Net realized and unrealized income (loss) on investments	0.41	0.44	0.33	(0.77)
Total from investment operations	0.55	0.75	0.55	(0.73)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.25)	(0.21)	(0.04)
Net realized gains	—	—	—	—
Total distributions	(0.11)	(0.25)	(0.21)	(0.04)
Net asset value, end of period	$10.51	$10.07	$9.57	$9.23
Total return(4)	5.52%	7.82%	6.12%	−7.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$28,313	$33,761	$9,703	$21,315
Ratio of expenses to average net assets(5)(6):
Before expense waiver	2.10%	2.42%	2.60%	3.64%
After expense waiver	1.35%	1.35%	1.36%	1.35%
Ratio of expenses excluding interest expense to average net assets(5)(6):
Before expense waiver	2.10%	2.42%	2.59%	3.64%
After expense waiver	1.35%	1.35%	1.35%	1.35%
Ratio of net investment gain to average net assets(6)	2.46%	3.07%	2.12%	1.46%
Portfolio turnover rate(4)	144%	177%	944%	1,515%

(1)	March 23, 2022.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Not annualized for periods less than one year.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Annualized for periods less than one year.
(7)	Per share amounts calculated using average shares method.
See Notes to Financial Statements.

18

Kensington Active Advantage Fund
Financial Highlights
A Class

	For the Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,		Since Inception(1) through December 31, 2022
		2024	2023
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$10.05	$9.56	$9.22	$10.00
INVESTMENT OPERATIONS:
Net investment income(3)	0.16	0.32(8)	0.10	0.09
Net realized and unrealized income (loss) on investments	0.38	0.39	0.44	(0.84)
Total from investment operations	0.54	0.71	0.54	(0.75)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.22)	(0.20)	(0.03)
Net realized gains	—	—	—	—
Total distributions	(0.10)	(0.22)	(0.20)	(0.03)
Net asset value, end of period	$10.49	$10.05	$9.56	$9.22
Total return(4)(5)	5.40%	7.44%	5.92%	−7.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$173	$252	$484	$1
Ratio of expenses to average net assets(6)(7):
Before expense waiver	2.33%	3.08%	3.24%	255.94%
After expense waiver	1.60%	1.60%	1.61%	1.60%
Ratio of expenses excluding interest expense to average net assets(6)(7):
Before expense waiver	2.33%	3.08%	3.23%	255.94%
After expense waiver	1.60%	1.60%	1.60%	1.60%
Ratio of net investment income to average net assets(7)	2.21%	2.82%	1.86%	1.20%
Portfolio turnover rate(5)	144%	177%	944%	1,515%

(1)	March 23, 2022.
(2)	For an A Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Total return does not reflect sales charges.
(5)	Not annualized for periods less than one year.
(6)	Does not include expenses of investment companies in which the Fund invests.
(7)	Annualized for periods less than one year.
(8)	Per share amounts calculated using average shares method.
See Notes to Financial Statements.

19

Kensington Active Advantage Fund
Financial Highlights
C Class

	For the Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,		Since Inception(1) through December 31, 2022
		2024	2023
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$10.00	$9.50	$9.19	$10.00
INVESTMENT OPERATIONS:
Net investment income(3)	0.06	0.20(8)	0.11	0.02
Net realized and unrealized income (loss) on investments	0.43	0.41	0.35	(0.81)
Total from investment operations	0.49	0.61	0.46	(0.79)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.11)	(0.15)	(0.02)
Net realized gains	—	—	—	—
Total distributions	(0.06)	(0.11)	(0.15)	(0.02)
Net asset value, end of period	$10.43	$10.00	$9.50	$9.19
Total return(4)(5)	4.96%	6.39%	5.02%	−7.95%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$30	$28	$498	$29
Ratio of expenses to average net assets(6)(7):
Before expense waiver	3.13%	3.94%	4.03%	23.83%
After expense waiver	2.36%	2.35%	2.36%	2.35%
Ratio of expenses excluding interest expense to average net assets(6)(7):
Before expense waiver	3.12%	3.93%	4.02%	23.83%
After expense waiver	2.35%	2.34%	2.35%	2.35%
Ratio of net investment income to average net assets(7)	1.46%	2.08%	1.11%	0.46%
Portfolio turnover rate(5)	144%	177%	944%	1,515%

(1)	March 23, 2022.
(2)	For a C Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Total return does not reflect sales charges.
(5)	Not annualized for periods less than one year.
(6)	Does not include expenses of investment companies in which the Fund invests.
(7)	Annualized for periods less than one year.
(8)	Per share amounts calculated using average shares method.
See Notes to Financial Statements.

20

Kensington Managed Income Fund
Financial Highlights
Institutional Class

	For the Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER COMMON SHARE DATA(1):
Net asset value, beginning of period	$9.71	$9.83	$9.86	$10.58	$10.80	$10.21
INVESTMENT OPERATIONS:
Net investment income(2)	0.24	0.53	0.42	0.07	0.28(3)	0.32(3)
Net realized and unrealized gain (loss) on investments	(0.06)	(0.11)	(0.04)	(0.72)	(0.13)	0.51
Total from investment operations	0.18	0.42	0.38	(0.65)	0.15	0.83
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.54)	(0.41)	(0.07)	(0.27)	(0.21)
Net realized gains	—	—	—	—	(0.10)	(0.02)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.24)	(0.54)	(0.41)	(0.07)	(0.37)	(0.24)
Net asset value, end of period	$9.65	$9.71	$9.83	$9.86	$10.58	$10.80
Total return(6)	1.85%	4.38%	3.97%	−6.11%	1.29%	8.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$748,984	$822,592	$775,312	$895,811	$721,445	$296,660
Ratio of expenses to average net assets(4)(5)(7):
Before expense waiver/recoupment	1.37%	1.37%	1.37%	1.38%	1.41%	1.59%
After expense waiver/recoupment	1.35%	1.35%	1.35%	1.36%	1.41%	1.61%
Ratio of net investment income to average net assets(7)	4.92%	5.44%	4.07%	0.79%	2.54%	3.06%
Portfolio turnover rate(6)	123%	134%	600%	1,244%	220%	233%

(1)	For an Institutional Class Share outstanding for the entire period.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Per share amounts calculated using average shares method.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 1.45% to 1.35%.
(6)	Not Annualized for perios less than one year.
(7)	Annualized for periods less than one year.
See Notes to Financial Statements.

21

Kensington Managed Income Fund
Financial Highlights
A Class

	For the Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER COMMON SHARE DATA(1):
Net asset value, beginning of period	$9.69	$9.81	$9.84	$10.56	$10.78	$10.20
INVESTMENT OPERATIONS:
Net investment income(2)	0.27	0.53	0.49	0.05	0.25(3)	0.31(3)
Net realized and unrealized gain (loss) on investments	(0.10)	(0.13)	(0.14)	(0.72)	(0.13)	0.49
Total from investment operations	0.17	0.40	0.35	(0.67)	0.12	0.80
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.52)	(0.38)	(0.05)	(0.24)	(0.19)
Net realized gains	—	—	—	—	(0.10)	(0.02)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.23)	(0.52)	(0.38)	(0.05)	(0.34)	(0.22)
Net asset value, end of period	$9.63	$9.69	$9.81	$9.84	$10.56	$10.78
Total return(4)(7)	1.72%	4.12%	3.67%	−6.31%	1.05%	7.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$20,135	$25,780	$28,050	$71,700	$61,130	$38,110
Ratio of expenses to average net assets(5)(6)(8):
Before expense waiver/recoupment	1.62%	1.62%	1.62%	1.63%	1.66%	1.77%
After expense waiver/recoupment	1.60%	1.60%	1.60%	1.61%	1.66%	1.79%
Ratio of net investment income to average net assets(8)	4.68%	5.20%	3.83%	0.54%	2.31%	2.93%
Portfolio turnover rate(7)	123%	134%	600%	1,244%	220%	233%

(1)	For an A Class Share outstanding for the entire period.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Per share amounts calculated using average shares method.
(4)	Total return does not reflect sales charges.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 2.05% to 1.60%.
(7)	Not Annualized for periods less than one year.
(8)	Annualized for periods less than one year.
See Notes to Financial Statements.

22

Kensington Managed Income Fund
Financial Highlights
C Class

	For the Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER COMMON SHARE DATA(1):
Net asset value, beginning of period	$9.59	$9.72	$9.75	$10.52	$10.74	$10.19
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.19	0.44	0.30	(0.03)	0.17(3)	0.22(3)
Net realized and unrealized gain (loss) on investments	(0.06)	(0.13)	(0.02)	(0.71)(4)	(0.13)	0.49
Total from investment operations	0.13	0.31	0.28	(0.74)	0.04	0.71
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.44)	(0.31)	(0.03)	(0.16)	(0.13)
Net realized gains	—	—	—	—	(0.10)	(0.02)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.19)	(0.44)	(0.31)	(0.03)	(0.26)	(0.16)
Net asset value, end of period	$9.53	$9.59	$9.72	$9.75	$10.52	$10.74
Total return(5)(8)	1.37%	3.26%	2.92%	−7.00%	0.35%	6.95%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$7,061	$7,865	$9,914	$15,245	$16,727	$11,749
Ratio of expenses to average net assets(6)(7)(9):
Before expense waiver/recoupment	2.37%	2.37%	2.37%	2.38%	2.41%	2.55%
After expense waiver/recoupment	2.35%	2.35%	2.35%	2.36%	2.41%	2.57%
Ratio of net investment income (loss) to average net assets(9)	3.92%	4.45%	3.07%	−0.21%	1.59%	2.07%
Portfolio turnover rate(8)	123%	134%	600%	1,244%	220%	233%

(1)	For a C Class Share outstanding for the entire period.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Per share amounts calculated using average shares method.
(4)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the year.

(5)	Total return does not reflect sales charges.
(6)	Does not include expenses of investment companies in which the Fund invests.
(7)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 2.99% to 2.35%.
(8)	Not Annualized for periods less than one year.
(9)	Annualized for periods less than one year.
See Notes to Financial Statements.

23

Kensington Dynamic Allocation Fund
Financial Highlights
Institutional Class

	For the Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,				Since Inception(1) through December 31, 2020
		2024	2023	2022	2021
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$10.91	$11.67	$10.22	$11.30	$10.11	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.08(5)	0.12(5)	0.16	—(4)	(0.09)(5)	0.04(5)
Net realized and unrealized gain (loss) on investments	2.59	(0.06)	1.42	(0.98)	2.19	0.11
Total from investment operations	2.67	0.06	1.58	(0.98)	2.10	0.15
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.15)	(0.13)	—	—	(0.04)
Net realized gains	—	(0.67)	—	(0.10)	(0.91)	—
Total distributions	(0.07)	(0.82)	(0.13)	(0.10)	(0.91)	(0.04)
Net asset value, end of period	$13.51	$10.91	$11.67	$10.22	$11.30	$10.11
Total return(6)	24.60%	0.47%	15.59%	−8.67%	20.76%	1.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$901,836	$843,509	$1,143,770	$885,688	$339,324	$58,914
Ratio of expenses to average net assets(7)(8)(9):
Before expense waiver/recoupment	1.38%	1.36%	1.37%	1.39%	1.45%	2.12%
After expense waiver/recoupment	1.38%	1.36%	1.38%	1.37%	1.47%	1.64%
Ratio of net investment income (loss) to average net assets(8)	1.36%	0.99%	1.49%	−0.01%	−0.73%	2.20%
Portfolio turnover rate(6)	330%	553%	1,100%	1,127%	786%	277%

(1)	October 23, 2020.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Amount per share rounds to $0.00.
(5)	Per share amounts calculated using average shares method.
(6)	Not annualized for periods less than one year.
(7)	Does not include expenses of investment companies in which the Fund invests.
(8)	Anualized for periods less than one year.
(9)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 1.64% to 1.38%.
See Notes to Financial Statements.

24

Kensington Dynamic Allocation Fund
Financial Highlights
A Class

	For the Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,				Since Inception(1) through December 31, 2020
		2024	2023	2022	2021
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$10.82	$11.58	$10.15	$11.26	$10.10	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.06(5)	0.09(4)	0.14	(0.04)	(0.13)(4)	0.05(4)
Net realized and unrealized gain (loss) on investments	2.57	(0.05)	1.40	(0.97)	2.20	0.08
Total from investment operations	2.63	0.04	1.54	(1.01)	2.07	0.13
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.13)	(0.11)	—	—	(0.03)
Net realized gains	—	(0.67)	—	(0.10)	(0.91)	—
Total distributions	(0.06)	(0.80)	(0.11)	(0.10)	(0.91)	(0.03)
Net asset value, end of period	$13.39	$10.82	$11.58	$10.15	$11.26	$10.10
Total return(5)(6)	24.38%	0.33%	15.29%	−8.96%	20.48%	1.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$26,456	$25,822	$36,708	$28,582	$20,413	$3,588
Ratio of expenses to average net assets(7)(8)(9):
Before expense waiver/recoupment	1.63%	1.61%	1.62%	1.64%	1.70%	2.36%
After expense waiver/recoupment	1.63%	1.61%	1.63%	1.62%	1.72%	2.04%
Ratio of net investment income (loss) to average net assets(8)	1.11%	0.74%	1.24%	−0.26%	−1.06%	2.71%
Portfolio turnover rate(6)	330%	553%	1,100%	1,127%	786%	277%

(1)	October 23, 2020.
(2)	For an A Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Per share amounts calculated using average shares method.
(5)	Total return does not reflect sales charges.
(6)	Not annualized for periods less than one year.
(7)	Does not include expenses of investment companies in which the Fund invests.
(8)	Anualized for periods less than one year.
(9)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 2.04% to 1.63%.
See Notes to Financial Statements.

25

Kensington Dynamic Allocation Fund
Financial Highlights
C Class

	For the Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,				Since Inception(1) through December 31, 2020
		2024	2023	2022	2021
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$10.58	$11.38	$10.00	$11.18	$10.11	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.02(5)	—(4)(10)	0.01	(0.10)	(0.21)(4)	0.05(4)
Net realized and unrealized gain (loss) on investments	2.50	(0.05)	1.43	(0.98)	2.19	0.09
Total from investment operations	2.52	(0.05)	1.44	(1.08)	1.98	0.14
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.08)	(0.06)	—	—	(0.03)
Net realized gains	—	(0.67)	—	(0.10)	(0.91)	—
Total distributions	(0.02)	(0.75)	(0.06)	(0.10)	(0.91)	(0.03)
Net asset value, end of period	$13.08	$10.58	$11.38	$10.00	$11.18	$10.11
Total return(5)(6)	23.89%	−0.47%	14.49%	−9.65%	19.57%	1.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$8,451	$8,433	$16,482	$21,018	$11,279	$2,086
Ratio of expenses to average net assets(7)(8)(9):
Before expense waiver/recoupment	2.38%	2.35%	2.37%	2.39%	2.44%	2.96%
After expense waiver/recoupment	2.38%	2.35%	2.38%	2.37%	2.47%	2.64%
Ratio of net investment income (loss) to average net assets(8)	0.36%	0.00%	0.50%	−1.01%	−1.77%	2.50%
Portfolio turnover rate(6)	330%	553%	1,100%	1,127%	786%	277%

(1)	October 23, 2020.
(2)	For a C Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Per share amounts calculated using average shares method.
(5)	Total return does not reflect sales charges.
(6)	Not annualized for periods less than one year.
(7)	Does not include expenses of investment companies in which the Fund invests.
(8)	Anualized for periods less than one year.
(9)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 2.64% to 2.38%.
(10)	Amount per share rounds to $0.00.
See Notes to Financial Statements.

26

Kensington Defender Fund
Financial Highlights
Institutional Class

	For the Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Since Inception(1) through December 31, 2023
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$10.01	$10.07	$10.00
INVESTMENT OPERATIONS:
Net investment income(3)	0.06	0.12	0.11
Net realized and unrealized gain on investments	0.40	0.47	0.07
Total from investment operations	0.46	0.59	0.18
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	(0.44)	(0.11)
Net realized gains	—	(0.21)	—
Return of Capital	(0.16)	—	—
Total distributions	(0.20)	(0.65)	(0.11)
Net asset value, end of period	$10.27	$10.01	$10.07
Total return(4)	4.67%	5.86%	1.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$73,201	$63,346	$44,731
Ratio of expenses to average net assets(5)(6):
Before expense waiver	1.63%	1.60%	2.22%
After expense waiver	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets(6)	1.04%	1.10%	3.78%
Portfolio turnover rate(4)	194%	353%	182%

(1)	May 31, 2023.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Not annualized for periods less than one year.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Annualized for periods less than one year.
See Notes to Financial Statements.

27

Kensington Hedged Premium Income ETF
Financial Highlights

	For the Six Months Ended June 30, 2025 (Unaudited)	Since Inception(1) through December 31, 2024
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$25.20	$25.00
INVESTMENT OPERATIONS:
Net investment income(3)	0.29	0.36
Net realized and unrealized gain on investments	0.91	0.60
Total from investment operations	1.20	0.96
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	(0.10)
Net realized gains	—	(0.03)
Return of capital	(1.08)	(0.63)
Total distributions	(1.12)	(0.76)
Net asset value, end of period	$25.28	$25.20
Total return(4)	4.65%	3.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$147,630	$69,042
Ratio of expenses to average net assets(5)(6)	0.95%	0.95%
Ratio of net investment income to average net assets(6)	0.69%	1.38%
Portfolio turnover rate(4)	5%	7%

(1)	September 4, 2024.
(2)	For an Fund Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Not annualized.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Annualized.
See Notes to Financial Statements.

28

Kensington Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Kensington Active Advantage Fund (“Active Advantage Fund”), the Kensington Managed Income Fund (“Managed Income Fund”), the Kensington Dynamic Allocation Fund (“Dynamic Allocation Fund”), the Kensington Defender Fund (“Defender Fund”), and the Kensington Hedged Premium Income ETF (“Hedged Premium Income ETF”) (or collectively, “the Funds”) are each a non-diversified series with their own investment objectives and policies within the Trust. The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, Financial Services Investment Companies.
The investment objective of the Active Advantage Fund is total return. The Active Advantage Fund seeks to achieve its objective by utilizing a proprietary trend-following process which seeks to benefit from longer-term trends in equity and fixed income markets. The Active Advantage Fund commenced operations on March 23, 2022.
The investment objective of the Managed Income Fund is total return, which consists of income and capital appreciation. The Managed Income Fund seeks to achieve its objective by investing the Fund’s assets to gain exposure to (i) higher-yielding, fixed income securities, or to (ii) cash, cash equivalents, and U.S. Treasury securities, based on a proprietary “Managed Income Model” that looks at trends and patterns in the high-yield fixed income market. The Managed Income Fund commenced operations on May 28, 2019. On June 24, 2022, the Kensington Managed Income Fund, a series of Advisors Preferred Trust (the “Acquired Fund”), reorganized into the Managed Income Fund, a series of the Trust. All shares of the Acquired Fund were exchanged for shares of the Managed Income Fund on a pro rata basis immediately after the closing date. This qualified as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code.
The investment objective of the Dynamic Allocation Fund is capital gains. The Dynamic Allocation Fund seeks to achieve its objective by investing the Fund’s assets to gain exposure to (i) domestic equity securities or (ii) cash, cash equivalents, and U.S. Treasury securities based on a proprietary “Dynamic Growth Model” that looks at trends in the U.S. equity market. The Dynamic Allocation Fund commenced operations on October 23, 2020. On June 24, 2022, the Kensington Dynamic Allocation Fund, a series of Advisors Preferred Trust (the “Acquired Fund”), reorganized into the Dynamic Allocation Fund, a series of the Trust. All shares of the Acquired Fund were exchanged for shares of the Dynamic Allocation Fund on a pro rata basis immediately after the closing date. This qualified as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code.
The investment objective of the Defender Fund is capital preservation and total return, which consists of capital appreciation and income. The Defender Fund seeks to achieve its objective by utilizing varying investment strategies, including (i) Liquid Strategies, LLC’s (the “Sub-Adviser”) Defender Model, (ii) an options overlay strategy to generate income, and (iii) a total return swap strategy intended to provide exposures with reduced correlation to the other strategies. The Defender Fund commenced operations on May 31, 2023.
The investment objective of the Hedged Premium Income ETF is to seek current income with the potential for capital appreciation. The Hedged Premium Income ETF seeks to achieve its investment objective by gaining exposure to the S&P 500® Index (the “S&P 500®”) while simultaneously implementing a monthly call options strategy to generate income and a quarterly put options strategy to protect against large declines in the S&P 500®. The Fund typically gains its exposure to the S&P 500® by investing in a cost-effective ETF that tracks the S&P 500®, but may also utilize index futures contracts. The Hedged Premium Income ETF commenced operations on September 4, 2024. Costs incurred by the Hedged Premium Income ETF in connection with the organization, registration, and the initial public offering of shares were paid by Kensington Asset Management LLC (the “Adviser”). These costs are not eligible for recoupment by the Adviser.
Shares of the Hedged Premium Income ETF are listed and traded on the Cboe BZX Exchange Inc. (the “Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change

29

Kensington Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Active Advantage, Managed Income and Dynamic Allocation Funds offer three classes of shares: the Institutional Class, the A Class and the C Class. The Defender Fund offers one class of shares, the Institutional Class. Institutional Class shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. A Class shares may be subject to a front-end sales charge of up to 4.75%. C Class shares may be subject to a deferred sales charge of up to 1.00%. The Active Advantage, Managed Income and Dynamic Allocation Funds have adopted a Distribution Plan pursuant to Rule 12b-1 in the A Class and C Class. The Plan permits each Fund to pay for distribution and related expenses at an annual rate of 0.25% of the A Class and 1.00% of the C Class.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of June 30, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2025, the Active Advantage Fund incurred $535 in income tax expense. During the year ended December 31, 2024, the Dynamic Allocation Fund, Managed Income Fund, Defender Fund and Hedged Premium ETF did not incur any interest or penalties. The Managed Income Fund and Dynamic Allocation Fund are subject to examination by U.S. taxing authorities for the tax years ended December 31, 2021 through 2024. The Active Advantage Fund, Defender Fund and Hedged Premium Income ETF are subject to examination by U.S. taxing authorities for the tax period since the commencement of operations.
Securities Transactions, Income and Distributions – Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Distributions received from the Funds’ investments generally are comprised of ordinary income and return of capital. The Funds allocate distributions between investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds.
The Funds will make distributions of net investment income, if any, quarterly and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by

30

Kensington Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% and 1.00% of average daily net assets of A Class shares and C Class shares, respectively. Trust expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
Futures Contracts and Option Contracts – The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. In addition, the Fund segregates liquid securities when purchasing or selling futures contracts to comply with Trust policies. Subsequent payments (variation margin) are made or received by the Funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets.
The Funds may use purchased option contracts and written option contracts to hedge against the changes in the value of equities or to meet their investment objectives. The Funds may write put and call options only if they (i) own an offsetting position in the underlying security or (ii) maintain cash or other liquid assets in an amount equal to or greater than its obligation under the option.
When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently adjusted to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As the writer of an option, the Funds have no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bear the market risk of an unfavorable change in the price of the security underlying the written option.
The Funds may purchase call and put options. When the Funds purchase a call or put option, an amount equal to the premium paid is included in the Statements of Assets and Liabilities as an investment and is subsequently adjusted to reflect the fair value of the option. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. Written and purchased options expose the Funds to minimal

31

Kensington Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
counterparty risk since they are exchange traded and the exchange’s clearinghouse guarantees the options against default. Please refer to Note 4 for more information on derivatives.
Indemnifications – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Cash and Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less and include money market fund accounts. These balances may exceed FDIC insured limits.
Organizational and Offering Costs – All organization and offering costs for the Funds were covered by the Adviser.
Temporary Investments – To respond to adverse market, economic, political, or other conditions, a Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. A Fund may be invested in these instruments for extended periods, depending on the Adviser’s assessment of market conditions. These short-term debt securities and money market instruments may include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ advisory and operational fees.
Consolidation of Subsidiary – The Defender Fund may invest up to 25% of its total assets in Kensington Defender Offshore Fund(the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by Kensington Defender Fund. The financial statements of the Kensington Defender Fund include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The Kensington Defender Fund had 13.4% of its total assets invested in the Subsidiary as of June 30, 2025.
3. Securities Valuation
The Funds have adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. To the extent the options are valued at the mean of the bid and ask prices, the options are categorized in Level 2 of the fair value hierarchy.

Level 3 –	Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.
Certain investments such as investments purchased with proceeds from securities lending and private funds are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.

32

Kensington Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.
Common Stock – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Exchange-Traded Funds – Exchange-traded funds (“ETFs”) are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an ETF does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Registered Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Short-Term Investments – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. These securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
Derivative Instruments – Listed derivatives, including options, rights, swaps, warrants and futures that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value each Fund’s securities by level within the fair value hierarchy as of June 30, 2025:
Active Advantage Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$—	$17,760,417	$—	$—	$17,760,417
Open End Funds	—	10,676,980	—	—	10,676,980
Total Investments	$—	$28,437,397	$—	$—	$28,437,397

33

Kensington Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Managed Income Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$—	$390,547,556	$—	$—	$390,547,556
Open End Funds	—	389,876,565	—	—	389,876,565
Investments Purchased with Proceeds from Securities Lending	121,970,100	—	—	—	121,970,100
Total Investments	$121,970,100	$780,424,121	$—	$—	$902,394,221

Dynamic Allocation Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$—	$721,760,955	$—	$—	$721,760,955
Investments Purchased with Proceeds from Securities Lending	69,062,125	—	—	—	69,062,125
Total Investments	$69,062,125	$721,760,955	$—	$—	$790,823,080

As of June 30, 2025, the Fund’s investments in other financial instruments* were classified as follows:

Long Futures Contracts	$—	$10,351,627	$—	$—	$10,351,627
Total Other Financial Instruments	$—	$10,351,627	$—	$—	$10,351,627

Defender Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$—	$52,200,013	$—	$—	$52,200,013
Private Funds	—	—	5,977,240	—	5,977,240
Put Options Purchased	—	—	434,418	—	434,418
Investments Purchased with Proceeds from Securities Lending	17,164,760	—	—	—	17,164,760
Total Investments	$17,164,760	$52,200,013	$6,411,658	$—	$75,776,431

As of June 30, 2025, the Fund’s investments in other financial instruments* were classified as follows:

Put Options Written	$—	$—	$(270,232)	$—	$(270,232)
Total Other Financial Instruments	$—	$—	$(270,232)	$—	$(270,232)

Hedged Premium Income ETF

	Uncategorized	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$—	$147,633,269	$—	$—	$147,633,269
Call Options Purchased	—	—	2,778,245	—	2,778,245
Put Options Purchased	—	—	1,248,127	—	1,248,127
Total Investments	$—	$147,633,269	$4,026,372	$—	$151,659,641

34

Kensington Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
As of June 30, 2025, the Fund’s investments in other financial instruments* were classified as follows:

Call Options Written	$—	$—	$(6,362,315)	$—	$(6,362,315)
Put Options Written	—	—	(284,331)	—	(284,331)
Total Other Financial Instruments	$—	$—	$(6,646,646)	$—	$(6,646,646)

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments or Consolidated Schedule of Investments, such as futures, swap contracts and written options. Futures contracts are presented at the unrealized appreciation (depreciation) on the instruments.

Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for industry classifications.
4. DERIVATIVES TRANSACTIONS
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Funds may use are options, futures contracts and options on futures contracts and other derivative securities. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund investing in a derivative instrument could lose more than the principal amount invested.
FASB Accounting Standards Codification 815, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about each Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on each Fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds’ derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.
For the period ended June 30, 2025, the Funds’ average quarterly notional values are as follows:

Fund	Long Futures Contracts	Purchased Option Contracts	Written Option Contracts
Dynamic Allocation Fund	$95,142,743	$—	$—
Defender Fund	—	66,961,000	(56,927,000)
Hedged Premium Income ETF	—	211,240,175	(196,633,567)

The locations on the Statements of Assets and Liabilities of the Funds’ derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, are as follows:
Values of Derivative Instruments as of June 30, 2025. On the Consolidated Statements of Assets and Liabilities:

Dynamic Allocation Fund	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts – Futures	Net Assets – unrealized appreciation on futures contracts**	$10,351,627	Net Assets – unrealized depreciation on futures contracts**	$—
Total		$10,351,627		$—

**	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Futures Contracts.

35

Kensington Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)

Defender Fund	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts – Purchased Options	Investments, at fair value	$434,418	Investments, at fair value	$—
Equity Contracts – Written Options	Written option contracts, at fair value	—	Written option contracts, at fair value	(270,232)
Total		$434,418		$(270,232)

Hedged Premium Income ETF	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts – Purchased Options	Investments, at fair value	$4,026,372	Investments, at fair value	$—
Equity Contracts – Written Options	Written option contracts, at fair value	—	Written option contracts, at fair value	6,646,646)
Total		$4,026,372		$(6,646,646)

The effect of Derivative Instruments on the Statements of Operations or Consolidated Statements of Operations for the period ended June 30, 2025:
Amount of Realized Gain (Loss) on Derivatives

	Dynamic Allocation Fund	Defender Fund		Hedged Premium Income ETF
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Purchased Options	Written Options	Purchased Options	Written Options
Equity Contracts	$33,289,818	$1,316,999	$(1,843,595)	$3,638,126	$(2,598,193)
Total	$33,289,818	$1,316,999	$(1,843,595)	$3,638,126	$(2,598,193)

Change in Unrealized Appreciation or (Depreciation) on Derivatives

	Dynamic Allocation Fund	Defender Fund		Hedged Premium Income ETF
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Purchased Options*	Written Options	Purchased Options*	Written Options
Equity Contracts	$10,351,627	$(308,884)	$(435,089)	$3,892,473	$3,135,051
Total	$10,351,627	$(308,884)	$(435,089)	$3,892,473	$3,135,051

*	Included in net change in unrealized appreciation on unaffiliated investments as reported on the Statements of Operations.

36

Kensington Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Balance Sheet Offsetting Information
The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as of June 30, 2025.
Dynamic Allocation Fund

Assets:	Gross Amounts Recognized	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities
				Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts(1)	$ 10,351,627	$ —	$10,351,627	$ —	$ —	$ —
	$10,351,627	$—	$10,351,627	$—	$—	$—

Defender Fund

Liabilities:	Gross Amounts Recognized	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities
				Financial Instruments	Cash Collateral Pledged	Net Amount
Written Option Contracts	$270,232	$ —	$270,232	$ —	$270,232	$ —
	$270,232	$—	$270,232	$—	$270,232(2)	$—

Hedged Premium Income ETF

Liabilities:	Gross Amounts Recognized	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities
				Financial Instruments	Cash Collateral Pledged	Net Amount
Written Option Contracts	$6,646,646	$ —	$6,646,646	$ —	$6,646,646	$ —
	$6,646,646	$—	$6,646,646	$—	$6,646,646(2)	$—

(1)	Cumulative appreciation/depreciation on futures contracts is reported in the Schedules of Open Futures Contracts.
(2)	The Actual Collateral received and/or pledged may be more than amount shown.
During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, each fund manages its cash collateral and securities collateral on a counterparty basis. As of June 30, 2025, the Funds did not enter into any netting agreements which would require any portfolio securities to be netted.

37

Kensington Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
5. Investment Advisory Fee and Other Transactions with Affiliates
The Trust has an agreement with Kensington Asset Management LLC (the “Adviser”) to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based on each Fund’s average daily net assets at the following annual rates:

Fund
Active Advantage Fund	1.25%
Managed Income Fund	1.25% on assets up to $1.0 billion
1.225% on assets between $1.0 billion and $2 billion
1.20% on assets greater than $2 billion
Dynamic Allocation Fund	1.25% on assets up to $2.5 billion
1.225% on assets between $2.5 billion and $5 billion
1.20% on assets greater than $5 billion
Defender Fund	1.25%
Hedged Premium Income ETF	0.95%

The Adviser has engaged Liquid Strategies, LLC as the Sub-Adviser (the “Sub-Adviser) to the Defender Fund and Hedged Premium Income ETF. Subject to the supervision of the Adviser, the Sub-Adviser is primarily responsible for the day-to-day management of that Defender Fund’s and Hedged Premium Income ETF’s portfolio, including purchase, retention and sale of securities. Fees associated with these services are paid to the Sub-Adviser by the Adviser.
The Funds’ Adviser has contractually agreed to reimburse each Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions, extraordinary expenses, and distribution (12b-1) fees and expenses) for each Fund do not exceed 1.35% of the average daily net assets of the Active Advantage Fund and Managed Income Fund, 1.38% of the average daily net assets of the Dynamic Allocation Fund and 1.49% of the average daily net assets of the Defender Fund. Expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the expense reimbursement occurred and at the time of recoupment. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Funds’ prospectus. During the period ended June 30, 2025, nd the Dynamic Allocation Fund recouped $4,513 of previously waived expenses. Reimbursed expenses subject to potential recovery by month of expiration are as follows:

Active Advantage Fund
July 2025 – December 2025	$83,857
January 2026 – December 2026	$189,217
January 2027 – December 2027	$175,849
January 2028 – June 2028	$114,982

Managed Income Fund
October 2025 – December 2025	$143,464
January 2026 – December 2026	$214,930
January 2027 – December 2027	$192,017
January 2028 – June 2028	$99,736

Dynamic Allocation Fund
January 2028 – December 2028	$10,065

Defender Fund
June 2026 – December 2026	$79,230
January 2027 – December 2027	$65,622
January 2028 – June 2028	$44,970

38

Kensington Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Under the investment advisory agreement for the Hedged Premium Income ETF, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, acquired fund fees and expenses, any fees and expenses related to the provision of securities lending services, extraordinary expenses, and distribution fees and expenses paid by the Trust.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent and fund accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based on the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period ended June 30, 2025, are disclosed in the Statements of Operations.
6. DISTRIBUTION COSTS
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the A Class and the C Class. The Plan permits each Fund to pay for distribution and related expenses at an annual rate of 0.25% of the A Class and 1.00% of the C Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the period ended June 30, 2025, expenses incurred by the A Class and C Class pursuant to the Plan were as follows:

Fund	A Class	C Class
Active Advantage Fund	$247	$142
Managed Income Fund	27,193	37,027
Dynamic Allocation Fund	31,122	38,820

7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding U.S. government securities and short-term investments, by the Funds for the period ended June 30, 2025, were as follows:

Fund	Purchases	Sales
Active Advantage Fund	$40,349,431	$46,616,901
Managed Income Fund	950,670,266	1,007,351,811
Dynamic Allocation Fund	1,333,090,712	1,561,027,355
Defender Fund	103,581,915	103,578,374
Hedged Premium Income ETF	6,277,526	4,859,004

During the period ended June 30, 2025, in-kind transactions associated with creation and redemptions were as follows:

	Purchases	Sales
Hedged Premium Income ETF	$86,891,373	$15,291,255

39

Kensington Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
During the period ended June 30, 2025, net capital gains resulting from in-kind redemptions were as follows:

Hedged Premium Income ETF	$1,102,487

8. FEDERAL TAX INFORMATION
As of December 31, 2024, the Funds’ most recent fiscal year end, the cost basis of investments for federal income tax purposes and the components of accumulated losses on a tax basis were as follows:

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Appreciation (Depreciation)	Federal Income Tax Cost
Active Advantage Fund	$784,725	$(182,301)	$602,424	$39,569,491
Managed Income Fund	5,954,621	(2,513,202)	3,441,419	1,078,665,889
Dynamic Allocation Fund	—	(30,007,420)	(30,007,420)	843,047,692
Defender Fund	2,004,085	(1,263,072)	741,013	74,653,838
Hedged Premium Income ETF	1,299,991	(727,932)	572,059	66,736,972

The temporary differences to the tax-basis were due to Wash Sales, §1256 MTM, and Grantor Trust Adjustments.
At December 31, 2024, the Funds’ most recent fiscal year end, components of distributable earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
Active Advantage Fund	$23,155	$ —	$(997,206)	$602,424	$(371,627)
Managed Income Fund	239,208	—	(94,802,037)	3,441,419	(91,121,410)
Dynamic Allocation Fund	11,277,990	—	—	(30,007,420)	(18,729,430)
Defender Fund	—	—	—	741,013	741,013
Hedged Premium Income ETF	—	—	—	572,059	572,059

As of December 31, 2024, the Funds’ most recent fiscal year end, the Active Advantage Fund and Managed Income Fund had short-term capital loss carryovers of $977,206 and $94,802,037, respectively, which may be carried over for an unlimited period. The Active Advantage Fund, Managed Income Fund, and Dynamic Allocation Fund utilized $490,836, $14,335,929, and $13,043,845, respectively, of capital loss carryover from the prior year. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended December 31, 2024, the Funds do not plan to defer any qualified late year losses.
During the period ended June 30, 2025, the Funds paid the following distributions to shareholders:

Fund	Ordinary Income*	Return on Capital	Long-Term Capital Gains**	Total
Active Advantage Fund	$319,223	$—	$ —	$319,223
Managed Income Fund	19,430,299	—	—	19,430,300
Dynamic Allocation Fund	5,007,943	—	—	5,007,943
Defender Fund	504,857	814,972	—	1,319,829
Hedged Premium Income ETF	651,860	4,520,853	—	5,154,713

40

Kensington Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
During the year ended December 31, 2024, the Funds paid the following distributions to shareholders:

Fund	Ordinary Income*	Return on Capital	Long-Term Capital Gains**	Total
Active Advantage Fund	$466,818	$—	$—	$466,818
Managed Income Fund	48,195,163	—	—	48,195,163
Dynamic Allocation Fund	66,167,191	—	705,811	66,873,002
Defender Fund	2,697,019	31,582	1,259,822	3,988,423
Hedged Premium Income ETF	158,421	991,248	40,404	1,190,073

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**	The Funds designate as long-term capital gain distributions, pursuant to Internal Revenue Code Section 852(b)(3)(c).
9. SECURITIES LENDING
Following the terms of a securities lending agreement with the Fund’s Custodian, the Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. Loans shall be marked to market daily and the margin restored in the event the collateralization is below 100% of the value of the securities loaned. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, relevant facts dealer or financial institution. Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund. As of June 30, 2025, the Managed Income Fund had securities on loan with a value of $119,685,146 and collateral value of $121,970,100. The Dynamic Allocation Fund had securities on loan with a value of $67,797,874 and collateral value of $69,062,125. The Defender Fund had securities on loan with a value of $16,827,947 and collateral value of $17,164,760.
The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The remaining contractual maturity of all securities lending transactions is overnight and continuous. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. The net income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations. Securities lending income, as disclosed in the Fund’s Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent.
10. LINE OF CREDIT
The Active Advantage Fund, Managed Income Fund, Dynamic Allocation Fund and Defender Fund have each established an unsecured line of credit (“LOC”) in the amount of $100,000,000, 20% of a Fund’s gross market value (10% for the Active Advantage Fund), or 33.33% of the fair value of the Fund’s investments, whichever is less. The LOC matures, unless renewed, on July 19, 2025. The LOC is intended to provide short-term financing, if necessary,

41

Kensington Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
subject to certain restrictions and covenants, in connection with shareholder redemptions and other short-term liquidity needs of the Funds. The LOC is with the Custodian. Interest is charged at the prime rate which was 7.50% as of June 30, 2025. The interest rate during the period was 7.50%. The Funds have authorized the Custodian. to charge any of the accounts of the Funds for any missed payments. For the period ended June 30, 2025, the Funds’ LOC activity was as follows:

Fund	LOC Agent	Average Borrowings	Amount Outstanding as of June 30, 2025	Weighted- Average Interest Rate	Interest Expense	Maximum Borrowing	Date of Maximum Borrowing
Active Advantage Fund	U.S. Bank N.A.	$9,519	$—	7.50%	$359	$145,000	5/27/2025
Managed Income Fund	U.S. Bank N.A.	128,608	3,565,000	7.50%	4,107	3,565,000	6/30/2025
Dynamic Allocation Fund	U.S. Bank N.A.	—	—	—	—	—	—
Defender Fund	U.S. Bank N.A.	—	—	—	—	—	—
Hedged Premium Income ETF	U.S. Bank N.A.	—	—	—	—	—	—

11. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2025, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held	Type of Ownership
Active Advantage Fund	Charles Schwab & Co., Inc.	39.50%	Record
Managed Income Fund	National Financial Services, LLC	48.35%	Record
Dynamic Allocation Fund	Charles Schwab & Co., Inc.	43.35%	Record
Defender Fund	National Financial Services, LLC	62.43%	Record
	Charles Schwab & Co., Inc.	33.03%	Record

12. SUBSEQUENT EVENTS
On July 30, 2025, Defender Fund paid a distribution in the amount of $0.03467118, for a total of $246,748.
On July 31, 2025, Hedged Premium Income ETF paid a distribution in the amount of $0.19215000 for a total of $1,193,252.

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Kensington Funds
Additional Information
June 30, 2025 (Unaudited)
Availability of Fund Portfolio Information
The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 1-855-375-3060.
Availability of Proxy Voting Information
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-375-3060. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-855-375-3060, or (2) on the SEC’s website at www.sec.gov.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
For all Funds except the Hedged Premium Income Fund, see the Statement of Operations. For the Hedged Premium Income Fund, all fund expenses, including Trustee compensation, is paid by the Adviser pursuant to the Investment Advisory Agreement.
Statement Regarding Basis for Approval of Investment Advisory Contract.
APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Kensington Asset Management, LLC
APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT – Liquid Strategies, LLC
At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 19-20, 2025, the Trust’s Board of Trustees (“Board”), including all of the trustees (“Trustees”) who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of: (1) the Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and Kensington Asset Management, LLC (“KAM” or the “Adviser”) regarding the Kensington Managed Income Fund, Kensington Dynamic Allocation Fund (formerly, the Kensington Dynamic Growth Fund), Kensington Active Advantage Fund, and Kensington Defender Fund (each a “Fund” or collectively, the “Funds”), and (2) the Investment Sub-Advisory Agreement (“Investment Sub-Advisory Agreement”) between KAM and Liquid Strategies, LLC (“LS” or “Sub-Adviser”) regarding the Kensington Defender Fund (the “Defender Fund”), each for another annual term.
Prior to the meeting and at a meeting held on January 7, 2025, the Trustees received and considered information from KAM, LS and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum and advice from such counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.
In determining whether to continue the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to each Fund: (1) the nature, extent, and quality of the services provided by KAM and LS, as applicable, with respect to the

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Kensington Funds
Additional Information
June 30, 2025 (Unaudited)(Continued)
Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by KAM and LS, as applicable; (3) the costs of the services provided by KAM and the profits realized by KAM from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to KAM and LS resulting from their relationship with the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling. The Board considered this information and made its determinations for each Fund separately and independently of the other Funds.
Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives of KAM, and the Support Materials, the Board concluded that the overall arrangements between the Trust and KAM set forth in the Investment Advisory Agreement, and between KAM and LS as set forth in the Investment Sub-Advisory Agreement, as it relates to each Fund, as applicable, continue to be fair and reasonable in light of the services that KAM and LS perform, the investment advisory fees that each receives for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, as applicable, as it relates to each Fund, are summarized below.
Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that KAM provides under the Investment Advisory Agreement with respect to each Fund, noting that such services and responsibilities, differ from those of the Sub-Adviser, where applicable, and include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies or, where applicable, providing for and supervising the general management and investment of the Fund’s securities portfolio through the use of the Sub-Adviser; (2) as applicable, directly managing any portion of the Fund’s assets that the Adviser determines not to allocate to the Sub-Adviser and, with respect to such portion, determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) determining the portfolio securities to be purchased, sold or otherwise disposed of, and the timing of such transactions, or, where applicable, investing or overseeing the Sub-Adviser’s investment of the Fund’s assets consistent with the Fund’s investment objective and investment policies, and evaluating the sub-adviser’s performance results with respect to the Fund; (4) voting or overseeing the sub-adviser’s voting of proxies, if any, with respect to the Fund’s portfolio securities; (5) maintaining the required books and records for transactions that KAM effects on behalf of the Fund; (6) selecting, or overseeing the Sub-Adviser’s selection of, broker-dealers to execute orders on behalf of the Fund; and (7) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws, and, as applicable, overseeing the Sub-Adviser’s completion of the same. As part of the considerations, the Trustees noted that the Adviser had currently allocated day-to-day portfolio management of the Defender Fund’s assets to LS. The Trustees reviewed KAM’s financial statements and concluded that KAM had sufficient resources to support the Funds’ operations, including the portfolio management team’s implementation of each Fund’s principal investment strategies. The Trustees concluded that they were satisfied with the nature, extent and quality of services that KAM provides to each Fund under the Investment Advisory Agreement.
Similar to the review of KAM, the Trustees considered the scope of distinct services that LS provides under the Investment Sub-Advisory Agreement with respect to such portions of the Defender Fund that the Adviser allocates to LS’s management, and subject to the Adviser’s oversight, noting that such services include, but are not limited to, the following: (1) investing the Defender Fund’s assets consistent with the Defender Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting proxies, if any, with respect to the Defender Fund’s portfolio securities; (4) maintaining the required books and records for transactions LS effected on behalf of the Defender Fund; (5) selecting broker-dealers to execute orders on behalf of the Defender Fund; and (6) monitoring and maintaining the Defender Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees reviewed LS’s assets under management, financial statements and capitalization. The Trustees concluded that LS had sufficient resources to support LS’s management of the Defender Fund. The Trustees noted the investment philosophy

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Kensington Funds
Additional Information
June 30, 2025 (Unaudited)(Continued)
of LS’s portfolio manager and his significant portfolio management experience. The Trustees concluded that they were satisfied with the nature, extent and quality of services that LS provides to the Defender Fund under the Investment Sub-Advisory Agreement.
Fund Historical Performance and the Overall Performance of KAM and LS. In assessing the quality of the portfolio management delivered by KAM and LS, the Trustees considered the short-term and long-term performance of each Fund on both an absolute basis and in comparison to an appropriate benchmark index, each Fund’s Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”), and each Fund’s respective composite of separate accounts that KAM manages utilizing a similar investment strategy, and, as applicable, the composite of separate accounts that LS manages utilizing a similar investment strategy as that of the Defender Fund. When comparing each Fund’s performance against its respective Category and Cohort, the Trustees took into account the fact that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from the funds in the Category and Cohort.
•
Kensington Managed Income Fund. The Trustees noted that the Fund had underperformed both the Category and Cohort averages, as well as its benchmark index, for all periods presented as of September 30, 2024, except that the Fund had outperformed its Category average for the five-year period ended September 30, 2024. The Trustees also noted that, although the Fund underperformed for the year-to-date and one-year periods, the Fund had outperformed an additional broad based benchmark index for the three-year and five-year periods ended September 30, 2024. The Trustees observed that the Fund’s performance was lower than the performance of a model portfolio account managed by KAM over relevant time periods, although generally consistent when taking into account differences in expenses. The Trustees also considered that the Fund’s performance included performance of a predecessor fund that was reorganized into to the Fund.

•
Kensington Dynamic Allocation Fund. The Trustees noted that the Fund had underperformed both the Category and Cohort averages for the year-to-date, one-year and three-year periods ended September 30, 2024. The Trustees also noted that the Fund had underperformed its benchmark index for all periods presented as of September 30, 2024. The Trustees considered that the Fund had achieved positive total returns for the one-year and three-year periods presented, although the Fund had experienced negative returns for the year-to-date period. The Trustees also observed that the Fund’s performance was lower than the performance of a model portfolio account managed by KAM over relevant time periods, although generally consistent when taking into account differences in expenses. The Trustees noted that the Fund’s performance included performance of a predecessor fund that was reorganized into to the Fund.

•
Kensington Active Advantage Fund. The Trustees noted the Fund had underperformed both the Category and Cohort averages, as well as its benchmark index, for both periods presented (year-to-date and one-year) as of September 30, 2024. The Trustees observed that the Fund’s performance was lower than the performance of a model portfolio account managed by KAM over relevant time periods, although generally consistent when taking into account differences in expenses. The Trustees also considered the fact that the Fund had achieved positive total returns for both periods considered. The Board recognized that the Fund’s relatively short operating history made it difficult to make meaningful assessments of performance results, but nonetheless concluded that the Fund had been well-managed, and performance was reasonable.

•
Kensington Defender Fund. The Trustees noted the Fund had underperformed both the Category and Cohort averages, as well as its benchmark index, for both periods presented (year-to-date and one-year) as of September 30, 2024. The Trustees observed that the Fund’s performance was lower than the performance of a model portfolio account managed by KAM over relevant time periods, although generally consistent when taking into account differences in expenses. The Trustees also considered the fact that the Fund had achieved positive total returns for both periods considered. The Board recognized that the Fund’s relatively short operating history made it difficult to make meaningful assessments of performance results, but nonetheless concluded that the Fund had been well-managed, and performance was reasonable.

45

Kensington Funds
Additional Information
June 30, 2025 (Unaudited)(Continued)
Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fee that each Fund pays to KAM under the Investment Advisory Agreement, as well as KAM’s profitability from services that it rendered to each Fund during the 12-month period ended September 30, 2024. The Trustees also noted favorably that KAM had agreed to continue the expense limitation agreement under which KAM contractually agreed to reduce its advisory fees and, if necessary, reimburse each Fund for operating expenses, as specified in the Funds’ prospectus. The Trustees then considered that the management fee KAM charges to each Fund were not comparable to each Fund’s model portfolio account as KAM does not currently charge a fee for its model portfolio services. The Trustees considered the reasonableness of KAM’s profits from its service relationship with the Funds, noting that KAM’s service relationship with the Kensington Active Advantage Fund has not been profitable for the 12-month period ended September 30, 2024.
The Trustees also considered the annual sub-advisory fee that KAM pays to LS under the Investment Sub-Advisory Agreement. The Trustees noted the total platform fees charged to separately managed accounts with similar investment strategies to those of the Defender Fund are generally higher than the sub-advisory fee for the Defender Fund, but the portion of the platform fee paid to LS is generally lower than the sub-advisory fee for the Defender Fund. Trustees considered the fact that the scope of services that LS provides to the Defender Fund differs from the services LS provides to these separately managed accounts, and that the strategies LS makes available to the Defender Fund are more extensive than the strategies available on the separately managed account platform. The Trustees noted that because the sub-advisory fees are paid by KAM, the overall advisory fee paid by the Defender Fund is not directly affected by the sub-advisory fees paid to LS. Consequently, the Trustees did not consider the costs of services provided by LS or the profitability of their relationship with the Defender Fund to be material factors for consideration given that LS is not affiliated with KAM and, therefore, the sub-advisory fees were negotiated on an arm’s length basis.
Comparative Fee and Expense Data. The Trustees considered a comparative analysis of contractual expenses borne by the Funds and those of funds in the corresponding Category and Cohort as of September 30, 2024. The Trustees noted:
•
Kensington Managed Income Fund. The Fund’s management fee was higher than Category and Cohort averages. The Fund’s total expenses (before waivers and expenses) were lower than the Category and Cohort averages, and the Fund’s total expenses after waivers and expense reimbursements were lower than the Cohort average, but higher than the Category average.

•
Kensington Dynamic Allocation Fund. The Fund’s management fee was higher than the Category and Cohort averages. The Fund’s total expenses were lower than the Category and Cohort averages (before waivers and expense reimbursements), and were lower than the Category average, but higher than the Cohort average, after waivers and expense reimbursements.

•
Kensington Active Advantage Fund. The Fund’s management fee and total expenses (before waivers and expense reimbursements) were each higher than the Category and Cohort averages, and the Fund’s total expenses after waivers and reimbursements were higher than the Cohort average but lower than the Category average. The Trustees also considered that the Fund’s asset level was well below the average size of the funds comprising the Category and Cohort.

•
Kensington Defender Fund. The Fund’s management fee and total expenses (before and after waivers and expense reimbursements) were higher than the Category and Cohort averages. The Trustees also considered that the Fund’s asset level was significantly below the average size of the funds comprising the Category and Cohort.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that KAM’s advisory fee with respect to each Fund, and the portion of such fee that it allocates to LS, as applicable, continues to be reasonable.
Economies of Scale. The Trustees considered whether the Funds would benefit from any economies of scale, noting that the investment advisory fee for the Kensington Managed Income Fund and Kensington Dynamic Allocation Fund each contain breakpoints while the investment advisory fee for the Kensington Active Advantage Fund and Kensington Defender Fund does not contain breakpoints. The Trustees took into account the fact that KAM had agreed to consider breakpoints in the future for the Kensington Active Advantage Fund and Kensington Defender Fund. The Trustees agreed to revisit the issue in the future as circumstances change and asset levels increase.

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Kensington Funds
Additional Information
June 30, 2025 (Unaudited)(Continued)
Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by the Adviser and its affiliates from the Adviser’s relationship with the Funds. The Trustees considered that neither KAM nor LS utilizes soft dollars with respect to portfolio transactions of the Funds and neither uses affiliated brokers to execute the portfolio transactions of the Funds. While the Trustees noted that the Funds utilize Rule 12b-1 fees to pay for shareholder and distribution services related to Class A and Class C shareholders of the Funds, the Trustees also observed that KAM was incurring its own distribution expenses on behalf of the Funds. The Trustees considered that KAM may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that KAM and LS do not receive any additional material benefits from its relationship with the Funds.

47

BOARD OF TRUSTEES
David Massart
Leonard Rush, CPA
David Swanson
Robert Kern
INVESTMENT ADVISER
Kensington Asset Management LLC
901 S. Mopac Expressway, Suite 225
Austin, TX 78746
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
TRANSFER AGENT, FUND ACCOUNTANT AND FUND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
FUND COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7096
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-855-375-3060

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	April 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	April 2, 2026

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	April 2, 2026

* Print the name and title of each signing officer under his or her signature.